Financial Risk Management and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management and Fair Values of Financial Instruments [Abstract]
Schedule of Breakdown of Trade Receivables Before Expected Credit Losses

The following table provides a breakdown of trade receivables before ECL by customer groups:

	As of December 31, 2023	As of December 31, 2024
	MYR	MYR	USD
Third-party retail outlet customers	11,714	32,716	7,320
Third-party industrial business customers	9,188,307	35,895,157	8,031,135
Related party customers	6,041,691	1,132,841	253,461
Total trade receivables, gross	15,241,712	37,060,714	8,291,916

Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers

The following tables provide information about the Group’s exposure to credit risk and ECL for trade receivables related to third-party retail outlet customers as of December 31, 2023 and 2024:

	As of December 31, 2023
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR
0 - 90 days	3,177	(146)	4.6%	3,031
91 - 180 days	3,213	(1,964)	61.1%	1,249
181 - 270 days	280	(276)	98.6%	4
271 - 365 days	5,044	(5,044)	100.0%	–
	11,714	(7,430)		4,284
	As of December 31, 2024
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR	USD
0 - 90 days	28,372	(2,433)	8.6%	25,939	5,804
91 – 180 days	747	(453)	60.6%	294	66
181 - 270 days	1,114	(918)	82.4%	196	44
271 - 365 days	1,146	(1,146)	100.0%	–	–
Over 1 year	1,337	(1,337)	100.0%	–	–
	32,716	(6,287)		26,429	5,914

Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties

The following tables provide information about the Group’s exposure to credit risk and ECL for trade receivables related to third-party industrial business customers as of December 31, 2023 and 2024:

	As of December 31, 2023
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR
Grade - low risk	2,034,059	(2,034)	0.1%	2,032,025
Grade - fair risk	7,154,248	(35,772)	0.5%	7,118,476
	9,188,307	(37,806)		9,150,501

	As of December 31, 2024
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR	USD
Grade - low risk	11,732,969	(58,485)	0.5%	11,674,484	2,612,034
Grade - fair risk	24,162,188	(266,260)	1.1%	23,895,928	5,346,443
	35,895,157	(324,745)		35,570,412	7,958,477
	As of December 31, 2023
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR
Grade - low risk	4,551,351	(22,757)	0.5%	4,528,594
Grade - fair risk	1,490,340	(14,604)	1.0%	1,475,736
	6,041,691	(37,361)		6,004,330

	As of December 31, 2024
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR	USD
Grade - low risk	100,000	(500)	0.5%	99,500	22,262
Grade - fair risk	32,841	(328)	1.0%	32,513	7,275
Grade - substantial	1,000,000	(412,000)	41.2%	588,000	131,559
	1,132,841	(412,828)		720,013	161,096

Schedule of Movement of Expected Credit Losses
MYR
As of January 1, 2022	–
Provision for expected credit loss on trade receivables	15,682
As of December 31, 2022 and January 1, 2023	15,682
Provision for expected credit loss on trade receivables	66,915
As of December 31, 2023 and January 1, 2024	82,597
Provision for expected credit loss on trade receivables	661,263
As of December 31, 2024	743,860
As of December 31, 2024 (USD )	166,430

Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows

The following tables show the remaining contractual maturities at the end of the years presented of the Group’s financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contracted rates) and the earliest date the Group can be required to pay.

	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount as of December 31, 2023
	MYR	MYR	MYR	MYR	MYR	MYR
Trade payables	2,403,407	–	–	–	2,403,407	2,403,407
Other payables	1,213,527	–	–	–	1,213,527	1,213,527
Amounts due to related parties	2,068,306	1,372,087	–	–	3,440,393	3,404,046
Bank borrowing	18,970	16,260	43,308	–	78,538	67,086
Redeemable convertible preference shares	1,009,074	7,747,653	–	–	8,756,727	6,942,953
Lease liabilities	485,136	485,136	1,686,256	261,768	2,918,296	2,217,028
	7,198,420	9,621,136	1,729,564	261,768	18,810,888	16,248,047
	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount as of December 31, 2024
	MYR	MYR	MYR	MYR	MYR	MYR	USD
Trade payables	14,089,238	–	–	–	14,089,238	14,089,238	3,152,307
Other payables	3,105,476	–	–	–	3,105,476	3,105,476	694,815
Amounts due to related parties	4,010,937	–	–	–	4,010,937	4,001,850	895,370
Bank borrowing	16,347	16,260	27,048	–	59,655	53,029	11,865
Redeemable convertible preference shares	4,622,304	7,083,959	–	–	11,706,263	9,912,049	2,217,710
Lease liabilities	629,136	689,248	1,805,975	–	3,124,359	2,493,310	557,850
	26,473,438	7,789,467	1,833,023	–	36,095,928	33,654,952	7,529,917